Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,880	$ 8,238	$ 6,791	$ 6,267	$ 3,535	$ 7,290	$ 7,926	$ 7,686	$ 7,805	$ 7,155	$ 9,528
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,576	8,096	6,713	6,235	3,537	7,370	8,066	7,893	8,076	7,461	10,000
Class I
Account Value [Line Items]
Account Value	$ 1,171,286	886,360	727,463	668,727	376,463	775,782	840,520	813,402	823,819	753,267	1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 11,982	9,627	7,253	6,066	3,286	6,362	6,925	6,602	6,855	6,081	10,000
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 11,982	9,627	7,253	6,066	3,286	6,362	6,925	6,602	6,855	6,081	10,000
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,509,802	2,574,083	2,116,543	2,503,956	1,926,047	1,672,655	1,604,406	1,360,699	1,147,211	993,855	1,000,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 1,198,162	$ 962,720	$ 725,255	$ 606,624	$ 328,565	$ 636,187	$ 692,468	$ 660,181	$ 685,543	$ 608,085	$ 1,000,000
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD